HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                                 Class A Shares

                        SUPPLEMENT DATED OCTOBER 17, 1997
                     TO THE PROSPECTUS DATED MAY 1, 1997 AS
                   REVISED AUGUST 1, 1997 AND AUGUST 18, 1997


MONEY MARKET FUND - DETERMINATION OF NET ASSET VALUE

As described on page 54 of the Prospectus, the Money Market Fund normally calculates net asset value (NAV) per share on each day the Fund is open for business by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) allocable to each class by the number of shares of that class outstanding at the time the determination is made. Shares are purchased and redeemed at their next determined net asset value.

Effective October 17, 1997, the Money Market Fund will determine NAV per share at 2:30 p.m., Eastern time, instead of the previous time, 12:00 noon. Purchase orders received and accepted before 2:30 p.m., Eastern time, will receive that day's NAV per share. For shareholders who have elected the wire redemption privilege, if such a redemption request is received by 2:30 p.m., Eastern time, on a day the Fund and the Fund's transfer agent are open for business, the redemption proceeds normally will be transmitted to the shareholder's bank that same day. For more information about share purchases and redemptions, see HOW TO BUY SHARES and HOW TO SELL SHARES in the Prospectus.








                             HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                              Institutional Shares

                        SUPPLEMENT DATED OCTOBER 17, 1997
          TO THE PROSPECTUS DATED MAY 1, 1997 AS REVISED AUGUST 1, 1997



MONEY MARKET FUND - DETERMINATION OF NET ASSET VALUE

As described on page 45 of the Prospectus, the Money Market Fund normally calculates net asset value (NAV) per share on each day the Fund is open for business by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) allocable to each class by the number of shares of that class outstanding at the time the determination is made. Shares are purchased and redeemed at their next determined net asset value.

Effective October 17, 1997, the Money Market Fund will determine NAV per share at 2:30 p.m., Eastern time, instead of the previous time, 12:00 noon. Purchase orders received and accepted before 2:30 p.m., Eastern time, will receive that day's NAV per share. For shareholders who have elected the wire redemption privilege, if such a redemption request is received by 2:30 p.m., Eastern time, on a day the Fund and the Fund's transfer agent are open for business, the redemption proceeds normally will be transmitted to the shareholder's bank that same day. For more information about share purchases and redemptions, see HOW TO BUY SHARES and HOW TO SELL SHARES in the Prospectus.










                             HARRIS INSIGHT(R) FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS


                        SUPPLEMENT DATED OCTOBER 17, 1997
                       TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED AUGUST 1, 1997


MONEY MARKET FUND - DETERMINATION OF NET ASSET VALUE

As described on page 27 of the Prospectus, the Money Market Fund normally calculates net asset value (NAV) per share on each day the Fund is open for business by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) allocable to each class by the number of shares of that class outstanding at the time the determination is made. Shares are purchased and redeemed at their next determined net asset value.

Effective October 17, 1997, the Money Market Fund will determine NAV per share at 2:30 p.m., Eastern time, instead of the previous time, 12:00 noon. Purchase orders received and accepted before 2:30 p.m., Eastern time, will receive that day's NAV per share. For shareholders who have elected the wire redemption privilege, if such a redemption request is received by 2:30 p.m., Eastern time, on a day the Fund and the Fund's transfer agent are open for business, the redemption proceeds normally will be transmitted to the shareholder's bank that same day. For more information about share purchases and redemptions, see HOW TO BUY SHARES and HOW TO SELL SHARES in the Prospectus.